Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	Gator Series Trust
CIK	dei_EntityCentralIndexKey	0001567138
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun. 27, 2014
Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2014
Prospectus Date	rr_ProspectusDate	Jun. 27, 2014
Gator Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY OF THE GATOR FOCUS FUND
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Focus Fund is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Focus Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees. (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses. (Expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2024-08-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Focus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Focus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focus Fund’s performance. During the most recent fiscal year, which began on the Focus Fund’s inception date of April 24, 2013 and ended March 31, 2014, the Focus Fund’s portfolio turnover rate was 84.54% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	84.54%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the Focus Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Focus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Focus Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Focus Fund. The Focus Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) companies. Under normal market conditions, the Focus Fund will invest at least 65% of its total assets in equity securities of small-cap companies. The Adviser considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index’s largest capitalization company. The Focus Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies. The Adviser considers mid-cap companies to be those having market capitalizations between(1) the market capitalization of the Russell Midcap® Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap® Index’s largest capitalization company. The Focus Fund’s equity investments will be primarily in common stock; however, the Focus Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Focus Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund. The Focus Fund is a “non-diversified” investment company. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Focus Fund. An investment in the Focus Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Focus Fund will be successful in meeting its investment objective. You may lose money by investing in the Focus Fund.

The following is a summary description of certain risks of investing in the Focus Fund.

• Portfolio Management Risk. The strategies used and securities selected by the Focus Fund’s Adviser may fail to produce the intended result and the Focus Fund may not achieve its objective. The securities selected for the Focus Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Focus Fund. As a result, the Focus Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Focus Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Sector and Regulatory Risk. While the Focus Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Focus Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Focus Fund. In addition, to the extent the Focus Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Focus Fund.

• Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

• Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

• Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Focus Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Management Style Risk. The performance of the Focus Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Focus Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

• Non-Diversified Fund Risk. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Focus Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. Because the Focus Fund has less than a full calendar year of investment operations, no performance information is presented for the Focus Fund at this time. In the future, performance information will be presented in this section of the Prospectus and will show changes in the Focus Fund’s performance from year to year and how the Focus Fund’s average annual returns compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Focus Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 855-270-2678.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Focus Fund has less than a full calendar year of investment operations, no performance information is presented for the Focus Fund at this time. In the future, performance information will be presented in this section of the Prospectus and will show changes in the Focus Fund’s performance from year to year and how the Focus Fund’s average annual returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-270-2678
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Focus Fund will perform in the future.
Gator Focus Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	15.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.23%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	474
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,791
Gator Focus Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.68%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	551
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	949
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,062
Gator Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY OF THE GATOR OPPORTUNITIES FUND
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Opportunities Fund is to seek long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Opportunities Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunities Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees. (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses. (Expenses that you pay each year as a % of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunities Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Opportunities Fund’s performance. During the most recent fiscal year, which began on the inception date of the Opportunities Fund’s of November 3, 2013 and ended March 31, 2014, the Opportunities Fund’s portfolio turnover rate was 43.28% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	43.28%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Opportunities Fund began operations on November 3, 2013, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Opportunities Fund began operations on November 3, 2013, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the Opportunities Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Opportunities Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2017. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Opportunities Fund. The Opportunities Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies. Under normal market conditions, the Opportunities Fund will invest at least 80% of its assets in small-cap and mid-cap companies. The Adviser considers small-cap companies to be companies with market capitalizations less than that of the Russell 2000® Index’s largest capitalization company. The Adviser considers mid-cap companies to be those having a market capitalization between(1) the market capitalization of the Russell Midcap® Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap® Index’s largest capitalization company. The Opportunities Fund may also invest up to 20% of its assets in equity securities of companies with market capitalizations greater than the Russell Midcap® Index’s largest capitalization company (large capitalization (“large-cap”) companies). The Opportunities Fund’s equity investments will be primarily in common stock; however, the Opportunities Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Opportunities Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund. The Opportunities Fund is a “non-diversified” investment company. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Opportunities Fund. An investment in the Opportunities Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Opportunities Fund will be successful in meeting its investment objective. You may lose money by investing in the Opportunities Fund.

The following is a summary description of certain risks of investing in the Opportunities Fund.

• Portfolio Management Risk. The strategies used and securities selected by the Opportunities Fund’s Adviser may fail to produce the intended result and the Opportunities Fund may not achieve its objective. The securities selected for the Opportunities Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Opportunities Fund. As a result, the Opportunities Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Opportunities Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Sector and Regulatory Risk. While the Opportunities Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Opportunities Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Opportunities Fund. In addition, to the extent the Opportunities Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Opportunities Fund.

• Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

• Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

• Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Opportunities Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Management Style Risk. The performance of the Opportunities Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Opportunities Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

• Non-Diversified Fund Risk. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.

• New Portfolio Manager Risk. Although the Opportunities Fund’s primary portfolio manager, Liron (“Lee”) Kronzon, has managed investments in the past, he did not have previous experience managing a mutual fund prior to serving as the Portfolio Manager for the Opportunities Fund beginning in 2013, which may limit the Adviser’s effectiveness.

• New Fund Risk. The Opportunities Fund was formed in 2013. As a new fund, the Opportunities Fund has limited operational history. Accordingly, investors in the Opportunities Fund bear the risk that the Opportunities Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Opportunities Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. Because the Opportunities Fund has less than a full calendar year of investment operations, no performance information is presented for the Focus Fund at this time. In the future, performance information will be presented in this section of the Prospectus and will show changes in the Opportunities Fund’s performance from year to year and how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Opportunities Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 855-270-2678.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Opportunities Fund has less than a full calendar year of investment operations, no performance information is presented for the Focus Fund at this time. In the future, performance information will be presented in this section of the Prospectus and will show changes in the Opportunities Fund’s performance from year to year and how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-270-2678
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Opportunities Fund will perform in the future.
Gator Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	40.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	41.74%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(40.24%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	474
Gator Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	38.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	39.85%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(38.10%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 551

[1]	The Focus Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Focus Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Focus Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Focus Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Focus Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to August 1, 2024 without the Trust's Board of Trustees' approval.
[2]	Because the Opportunities Fund began operations on November 3, 2013, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[3]	The Opportunities Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Opportunities Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Opportunities Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Opportunities Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Opportunities Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to August 1, 2017 without the Trust's Board of Trustees' approval.